REGULATORY FRAMEWORK (Details 3)	12 Months Ended
Dec. 31, 2025
Thermal Generation [Member]
IfrsStatementLineItems [Line Items]
With availability capacity	Winter / Summer
With availability capacity fuel self management natural gas	1.1
With availability capacity fuel self management alternative fuels	1.5
With availability capacity hydros	0.5
With availability capacity renewable sources	0
Thermal Generation 1 [Member]
IfrsStatementLineItems [Line Items]
With availability capacity	Remaining periods
With availability capacity fuel self management natural gas	0.9
With availability capacity fuel self management alternative fuels	1